CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
REVENUES
Total revenues	$ 192,351
COST OF REVENUES
Total cost of revenues	403,384
GROSS PROFIT	(211,033)
OPERATING EXPENSES:
General and administrative	4,225,149	$ 1,585,052	$ 2,512,271
Impairment loss of cryptocurrencies	50,463
Stock compensation expense	1,622,086	1,889,173	930,223
Total operating expenses	5,897,698	3,474,225	3,442,494
LOSS FROM OPERATIONS	(6,108,731)	(3,474,225)	(3,442,494)
OTHER INCOME (EXPENSE)
Interest expense	(54,137)	(156,048)	(123,212)
Other finance expenses	(3,429)	(134,960)	(359,187)
Other expense, net	(128)
Gain on debt settlements	823,749	125,215	0
Total other (expense) income, net	766,055	(165,793)	(482,399)
LOSS BEFORE INCOME TAXES	(5,342,676)	(3,640,018)	(3,924,893)
NET LOSS FROM CONTINUING OPERATIONS	(5,342,676)	(3,640,018)	(3,924,893)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes	(30,933,269)	(43,442,949)	(474,640)
Net gain on sale of discontinued operations, net of applicable income taxes	34,110,454
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	3,177,185	(43,442,949)	(474,640)
NET LOSS	(2,165,491)	(47,082,967)	(4,399,533)
Less: Net (loss) income attributable to non-controlling interest from discontinued operations	(5,404,881)	(1,473,448)	477,409
NET INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	3,239,390	(45,609,519)	(4,876,942)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	363,880	2,031,732	(559,320)
TOTAL COMPREHENSIVE LOSS	(1,801,611)	(45,051,235)	(4,958,853)
Less: Comprehensive (loss) income attributable to non-controlling interests from discontinued operations	(5,485,241)	(1,418,708)	465,736
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BIT ORIGIN LTD	$ 3,683,630	$ (43,632,527)	$ (5,424,589)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	60,493,769	33,194,383	22,417,524
Diluted	60,493,769	33,194,383	22,417,524
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (0.09)	$ (0.11)	$ (0.18)
Discontinued operations	0.05	(1.31)	(0.02)
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	(0.09)	(0.11)	(0.18)
Discontinued operations	$ 0.05	$ (1.31)	$ (0.02)
Cryptocurrencies.
REVENUES
Total revenues	$ 192,351
COST OF REVENUES
Total cost of revenues	$ 403,384